Significant Accounting Policies - Principles of consolidation to short-term investments (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) Y	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Principles of consolidation
Net loss attributable to non-controlling interests	¥ (4,160)	¥ 733	¥ 694
Functional currency and foreign currency translation
Total foreign currency translation adjustments	369	570	3,127
Fair value measurements
Impairment loss	44,500	0	0
Debt Securities Value	53,580	58,391	¥ 66,470
Amount transferred to level 3	0
Amount transferred to level 1 to 2	0
Amount transferred to level 2 to 1	0
Wealth management products
Fair value measurements
Investments		29,873
Recurring
Fair value measurements
Investments		58,391
Recurring | Wealth management products
Fair value measurements
Investments	41,947
Recurring | Fair value option
Fair value measurements
Investments	53,580
Level 2 | Wealth management products
Fair value measurements
Investments		29,873
Level 2 | Recurring | Wealth management products
Fair value measurements
Investments	41,947
Level 3 | Recurring
Fair value measurements
Investments		¥ 58,391
Level 3 | Recurring | Company B
Fair value measurements
Debt Securities Value	¥ 0
Level 3 | Recurring | Price Volatility | Hangzhou Jialin
Fair value measurements
Measurement Input	50.9	28.4
Level 3 | Recurring | Price Volatility | Company A
Fair value measurements
Measurement Input	51.6	44.3
Level 3 | Recurring | Price Volatility | Company B
Fair value measurements
Measurement Input		37.6
Level 3 | Recurring | Price Volatility | Company C
Fair value measurements
Measurement Input	64.5	56.6
Level 3 | Recurring | Risk Free Interest Rate | Hangzhou Jialin
Fair value measurements
Measurement Input	1.1	2.1
Level 3 | Recurring | Risk Free Interest Rate | Company A
Fair value measurements
Measurement Input	1.1	2.3
Level 3 | Recurring | Risk Free Interest Rate | Company B
Fair value measurements
Measurement Input		2.3
Level 3 | Recurring | Risk Free Interest Rate | Company C
Fair value measurements
Measurement Input	1.2	2.4
Level 3 | Recurring | Measurement Input, Market Ratio | Hangzhou Jialin
Fair value measurements
Measurement Input	21.4	20.4
Level 3 | Recurring | Measurement Input, Market Ratio | Company A
Fair value measurements
Measurement Input	1	1.4
Level 3 | Recurring | Measurement Input, Industrial Stock Market Index | Company B
Fair value measurements
Measurement Input		(39.3)
Level 3 | Recurring | Fair value option
Fair value measurements
Investments	¥ 53,580